TAXES (Details)	6 Months Ended			12 Months Ended		24 Months Ended			36 Months Ended
	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2021	Sep. 30, 2019 USD ($)	Dec. 31, 2023	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)
TAXES
Corporate income tax rate (in percent)	3.50%
China Statutory income tax rate	25.00%
Taxable income (in percent)									12.50%	12.50%
Gansu QLS
TAXES
Favorable tax rate (in percent)	15.00%	15.00%	15.00%
Annual taxable income less than or equal to RMB one million, approximately USD one hundred fifty four thousand
TAXES
Enterprise taxable income (in percent)									20.00%	20.00%
Favorable income tax (in percent)									2.50%	2.50%
Annual taxable income									$ 154,000	¥ 1,000,000
Annual taxable income exceeding RMB one million, approximately USD one hundred fifty four thousand, but not more than RMB three million, approximately USD four hundred sixty five thousand
TAXES
Taxable income (in percent)				50.00%		25.00%
Enterprise taxable income (in percent)									20.00%	20.00%
Favorable income tax (in percent)				10.00%		5.00%
Annual taxable income exceeding RMB one million, approximately USD one hundred fifty four thousand, but not more than RMB three million, approximately USD four hundred sixty five thousand | Maximum
TAXES
Annual taxable income									$ 465,000	¥ 3,000,000
Annual taxable income exceeding RMB one million, approximately USD one hundred fifty four thousand, but not more than RMB three million, approximately USD four hundred sixty five thousand | Minimum
TAXES
Annual taxable income									$ 154,000	¥ 1,000,000
Hong Kong
TAXES
Base profit for calculating tax rate	$ 0	$ 0	$ 0
Hong Kong | Scenario One
TAXES
Favorable tax rate (as a percent)					8.25%
Base profit for calculating tax rate					$ 2,000,000
Hong Kong | Scenario Two
TAXES
Favorable tax rate (as a percent)					16.50%
Base profit for calculating tax rate					$ 2,000,000
China
TAXES
Corporate income tax rate (in percent)	25.00%
Preferential tax rate (in percent)	15.00%
China | All of the company's affiliated entities other than Gansu QLS and Chengdu QLS Gansu QLS and Chengdu QLS
TAXES
Enterprise taxable income (in percent)							20.00%	20.00%
Annual taxable income							$ 154,000	¥ 1,000,000
China | All of the company's affiliated entities other than Gansu QLS and Chengdu QLS Gansu QLS and Chengdu QLS | Maximum
TAXES
Taxable income (in percent)							50.00%	50.00%
Favorable income tax (in percent)							10.00%	10.00%
Annual taxable income							$ 465,000	¥ 3,000,000
China | All of the company's affiliated entities other than Gansu QLS and Chengdu QLS Gansu QLS and Chengdu QLS | Minimum
TAXES
Taxable income (in percent)							25.00%	25.00%
Favorable income tax (in percent)							5.00%	5.00%
Annual taxable income							$ 154,000	¥ 1,000,000
Western Region
TAXES
Favorable tax rate (in percent)	15.00%	15.00%	15.00%